Fair value	12 Months Ended
Dec. 31, 2020
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value of financial instruments [text block]
20	Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2020, 2019 and 2018 are as follows:

	Carrying value			Fair value
in 000€	2020	2019	2018	2020	2019	2018
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	30,871	40,977	36,891	30,871	40,977	36,891
Other financial assets (non-current)	712	580	1,530	712	580	1,530
Other current non-trade receivables	1,618	1,676	1,461	1,618	1,676	1,461
Cash & cash equivalents	111,538	128,897	115,506	111,538	128,897	115,506
Total debt instruments	144,739	172,130	155,388	144,739	172,130	155,388
Financial assets at fair value through profit or loss
Derivatives	23	9	117
Convertible loan	6,203	2,750		−	−	−
Total financial assets measured at fair value	6,226	2,759	117	−	−	−
Equity instruments designated at fair value through OCI
Non-listed equity investments	3,842	3,046	2,701	−	−	−
Total Equity instruments designated at fair value through OCI	3,842	3,046	2,701	−	−	−

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

  The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
  The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
  Other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2020, 2019 and 2018
  The non-listed equity investments, mainly representing the investment in Essentium Inc for K€3,535 and AM Flow (via an investment in AM Danube, one of the shareholders of AM Flow) for K€307, are measured at fair value.
    For Essentium, as of December 31, 2020, the Group has estimated that the fair value at December 31, 2020 amounts to K€3,535 with a fair value adjustment recognized in OCI of K€489. The fair value of the investment (based upon level 2 inputs) as at December 31, 2020 was based on a recent capital B round in which third parties participated, but the Group not. Furthermore, the followings matters were considered:
  1.1.1. Essentium is a non-listed entity;
  1.1.2. The Group only has an insignificant interest in Essentium Inc ( 5.00% of the shares);
  1.1.3. The Group has no representatives in the Board of Directors of Essentium Inc.
  For AM-flow, as of December 31, 2020, management considers that currently the cost is an appropriate estimate of fair value (level 2 input) because a recent capital increase indicated that the market valuation of AM Flow has not changed and because of the followings reasons:
  1.1.4. AM Flow is a non-listed entity;
  1.1.5. The Group only has an insignificant interest in AM Flow BV ( 8.42%of the shares indirectly);
  1.1.6. The Group has no representatives in the Board of Directors of AM Flow BV; and
  1.1.7. Insufficient more recent information is available to measure fair value;

The convertible loans granted to Fluidda and Ditto are measured at fair value. As of December 31, 2020, management considered the fair value based upon level 3 inputs as follows:

  Fluidda: The Group assessed the fair value of the convertible loan as at December 31, 2020 amounts to K€3,310 which includes a fair value adjustment of K€316 recorded in financial income during 2020. Fluidda is a private start-up company which delivers CRO services for drug development and develops medical devices which require EMA/FDA approvals. Fluidda is currently loss-making. The convertible loan has a duration of 7 years with a 10.0% annual interest rate which are capitalized. The Group has applied a discount factor of 14.44% that is based on the estimated WACC of Fluidda reflecting the uncertainty in relation to the success of the company and the applied estimates by the Group.
  Ditto: The convertible loan granted to Ditto in August 2020 has a notional amount up to K$9,000 that will be called-up when certain milestones are reached. The Group estimated the fair value of the convertible loan to K€2,892 as of 31 December 2020. No fair value adjustment has been recorded yet as the Group considers fair value equals the loan’s carrying amount as at December 31, 2020. Ditto is a private technology company which has a software solution for the eyeware industry with iPad app, frame recommendation and virtual try-on technology platform. Ditto is currently loss-making. The convertible loan has a duration of 5 years with a 8% annual interest rate which are capitalized.

In assessing the fair value, the Group has made significant estimates with regard to the discount rate, the probability of each repayment and conversion scenario and related timing, the amount of the qualified capital increase. Changes in the significant assumptions may lead to a significant increase/decrease in the fair value of the convertible loan. A increase/decrease in the applied discount rate for Fluidda by 1% would lead to a change in fair value by K€31 / K€ -31.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2020, 2019 and 2018 can be presented as follows:

	Carrying value			Fair value
in 000€	2020	2019	2018	2020	2019	2018
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	115,110	127,939	106,037	116,843	128,930	105,026
Trade payables	17,698	18,517	18,667	17,698	18,517	18,667
Other liabilities excl. written put option on NCI	1,275	3,187	778	1,275	3,187	778
Total financial liabilities measured at amortized cost	134,083	149,643	125,482	135,816	150,634	124,471
Financial liabilities measured at fair value
Contingent consideration	−	−	450	−	−	−
Cash settled share based payments	1,223	−	786	−	−	−
Written put option on NCI	875	875	845	−	−	−
Derivatives	140	478	194	−	−	−
Total financial liability measured at fair value	2,238	1,353	2,275	−	−	−
Total non-current	98,543	112,549	94,521	−	−	−
Total current	37,778	38,447	33,236	−	−	−

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

  The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
  Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness. Their carrying value approximates their fair value;
  The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
  The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);
  The fair value of the cash-settled share based payments has been determined based on a Black-Scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.
  The fair value of the (contingent) consideration has been determined based on the latest long-term business plans of the Cenat business (level 3 inputs). Note that the consideration is no longer contingent as per end 2018.

Fair value hierarchy 3 evolution

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2020	2019	2018
As at 1 January	2,750	−	−
Addition	2,830	2,500	−
Remeasurement	316	−	−
Capitalized interests	307	250	−
As at 31 December	6,203	2,750	−

Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2020	2019	2018
As at 1 January	875	845	788
Remeasurement	−	30	57
As at 31 December	875	875	845

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

  Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
  Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
  Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group has the following financial instruments carried at fair value in the statement of financial position on December 31, 2020, 2019 and 2018: the derivatives related to interest rate and foreign currency swaps as included in the above tables, a call option and written put option on non-controlling interest, the (contingent) consideration for the acquisition of Cenat and the non-listed equity investments.